Leases - Schedule of Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Current	$ 134	$ 112	$ 142
Non-current	158	4	106
Total lease liabilities	$ 292	$ 116	$ 248